CONSOLIDATED BALANCE SHEETS - USD ($)	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Current assets
Cash and cash equivalents	$ 11,422		$ 37,033	$ 46,551
Amount due from related parties	56,758		49,805	34,332
Inventories				2,525
Other receivables, prepayments and other current assets	16,940		37,333	28,905
Total Current Assets	85,120		124,171	112,313
Non-current assets
Right-of-use assets	93,484		34,768	88,100
Property and equipment, net	17,874		24,048	41,068
Total Non-Current Assets	111,358		58,816	129,168
TOTAL ASSETS	196,478		182,987	241,481
Current liabilities
Accounts payable	817		78	230
Amounts due to related parties	4,254,691		4,267,033	4,401,809
Commission payables	119,652		126,315	131,257
Accruals and other payables	338,583		342,661	353,213
Lease obligation	17,682		30,289	47,974
Total Current Liabilities	4,731,425		4,766,376	4,934,483
Non-current liabilities
Lease obligation, net of current portion	76,186		2,576	40,260
Total Non-Current Liabilities	76,186		2,576	40,260
TOTAL LIABILITIES	4,807,611		4,768,952	4,974,743
STOCKHOLDERS’ EQUITY
Common stock par value $0.0001: 400,000,000 shares authorized; 5,409,310 shares issued and outstanding	5,409		5,409	5,409
Additional paid-in capital	4,749,798		4,749,798	4,749,798
Accumulated deficit	(9,754,967)		(9,598,819)	(9,576,061)
Accumulated other comprehensive income	388,627		257,647	87,592
Total Stockholders’ Equity	(4,611,133)		(4,585,965)	(4,733,262)
TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY	196,478		182,987	241,481
Preferred stock par value $0.0001: 25,000,000 shares authorized; and 0 outstanding
Scenario, Adjustment [Member]
STOCKHOLDERS’ EQUITY
Common stock par value $0.0001: 400,000,000 shares authorized; 5,409,310 shares issued and outstanding		$ (2,303,333)	(2,303,333)
Additional paid-in capital		47,581,162	47,704,514
Merger reserves		(55,000,000)	(55,000,000)
Accumulated deficit		9,722,171	(9,598,819)
Pro Forma [Member]
Current assets
Cash and cash equivalents		1,781,163	492,437
Trade receivable		2,811,250	2,082,551
Amount due from related parties		1,525,229	2,166,318
Inventories		17,546	17,546
Other receivables, prepayments and other current assets		3,779,080	2,149,481
Total Current Assets		9,914,268	6,908,333
Non-current assets
Other investments		1,900,100	500,100
Intangible asset		82,231	89,706
Goodwill		29,279	29,279
Right-of-use assets		33,058	37,458
Property and equipment, net		23,977	34,768
Total Non-Current Assets		2,068,645	691,311
TOTAL ASSETS		11,982,913	7,599,644
Current liabilities
Accounts payable		5,511,133	1,923,988
Amounts due to related parties		4,496,719	4,267,033
Commission payables		125,507	126,315
Accruals and other payables		2,569,574	1,873,746
Lease obligation		20,285	30,289
Total Current Liabilities		12,723,218	8,221,371
Non-current liabilities
Lease obligation, net of current portion		2,560	2,576
Total Non-Current Liabilities		2,560	2,576
TOTAL LIABILITIES		12,725,778	8,223,947
STOCKHOLDERS’ EQUITY
Common stock par value $0.0001: 400,000,000 shares authorized; 5,409,310 shares issued and outstanding		97,076	97,076
Additional paid-in capital		52,330,960	52,454,312
Merger reserves		(55,000,000)	(55,000,000)
Accumulated deficit		(908,620)	(873,247)
Accumulated other comprehensive income		287,302	257,647
Equity attributable to equity holders of the parent		(3,193,282)	(3,064,212)
Non-controlling interests		2,450,417	2,439,909
Total Stockholders’ Equity		(742,865)	(624,303)
TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY		11,982,913	7,599,644
H W G C [Member]
Current assets
Cash and cash equivalents		47,588	37,033
Trade receivable
Amount due from related parties		55,174	49,805
Inventories
Other receivables, prepayments and other current assets		25,528	37,333
Total Current Assets		128,290	124,171
Non-current assets
Other investments
Intangible asset
Goodwill
Right-of-use assets		21,034	24,048
Property and equipment, net		23,977	34,768
Total Non-Current Assets		45,011	58,816
TOTAL ASSETS		173,301	182,987
Current liabilities
Accounts payable		3,213	78
Amounts due to related parties		4,371,719	4,267,033
Commission payables		125,507	126,315
Accruals and other payables		329,679	342,661
Lease obligation		20,285	30,289
Total Current Liabilities		4,850,403	4,766,376
Non-current liabilities
Lease obligation, net of current portion		2,560	2,576
Total Non-Current Liabilities		2,560	2,576
TOTAL LIABILITIES		4,852,963	4,768,952
STOCKHOLDERS’ EQUITY
Common stock par value $0.0001: 400,000,000 shares authorized; 5,409,310 shares issued and outstanding		5,409	5,409
Additional paid-in capital		4,749,798	4,749,798
Merger reserves
Accumulated deficit		(9,722,171)	(9,598,819)
Accumulated other comprehensive income		287,302	257,647
Equity attributable to equity holders of the parent		(4,679,662)	(4,585,965)
Non-controlling interests
Total Stockholders’ Equity		(4,679,662)	(4,585,965)
TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY		173,301	182,987
H W G G [Member]
Current assets
Cash and cash equivalents		1,733,575	455,404
Trade receivable		2,811,250	2,082,551
Amount due from related parties		1,470,055	2,116,513
Inventories		17,546	17,546
Other receivables, prepayments and other current assets		3,753,552	2,112,148
Total Current Assets		9,785,978	6,784,162
Non-current assets
Other investments		1,900,100	500,100
Intangible asset		82,231	89,706
Goodwill		29,279	29,279
Right-of-use assets		12,024	13,410
Property and equipment, net
Total Non-Current Assets		2,023,634	632,495
TOTAL ASSETS		11,809,612	7,416,657
Current liabilities
Accounts payable		5,507,920	1,923,910
Amounts due to related parties		125,000
Commission payables
Accruals and other payables		2,239,895	1,531,085
Lease obligation
Total Current Liabilities		7,872,815	3,454,995
Non-current liabilities
Lease obligation, net of current portion
Total Non-Current Liabilities
TOTAL LIABILITIES		7,872,815	3,454,995
STOCKHOLDERS’ EQUITY
Common stock par value $0.0001: 400,000,000 shares authorized; 5,409,310 shares issued and outstanding		2,395,000	2,395,000
Additional paid-in capital
Merger reserves
Accumulated deficit		(908,620)	(873,247)
Accumulated other comprehensive income
Equity attributable to equity holders of the parent		1,486,380	1,521,753
Non-controlling interests		2,450,417	2,439,909
Total Stockholders’ Equity		3,936,797	3,961,662
TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY		$ 11,809,612	$ 7,416,657